ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and General Description of Business

EHAVE, Inc. (formerly known as “Behavioral Neurological Applications and Solutions or 2304101 Ontario Inc.”) (“We” or “the Company”), was incorporated under the laws of the Province of Ontario, Canada on October 31, 2011.

The Company is a healthcare company developing a health data platform that integrates with proprietary and third-party assessment and therapeutic digital applications. Our product focus is based on two tiers of activities: (1) MegaTeam and Ninja Reflex, our rehabilitation software that is engaging for the patient, (2) adaptation of third-party clinically validated digital assessment and rehabilitation software for enhanced patient engagement and data modeling. We intend to provide technology solutions to clinicians, patients, researchers, pharmaceutical companies and payors.

Mycotopia sponsors research and development of the use of psychedelics for the treatment of mental health issues utilizing the technology developed by Ehave.

Reclassification

Certain amounts have been reclassified for the year ended December 31, 2020 in order to conform to current period presentation. The Company reclassed $50,000 from accounts payable and accrued expenses to accrued expenses – related party for Ben Kaplan’s cash compensation.

Restatement of Previously Issued Financial Statements

Subsequent to the Company’s filing of its Annual Report on Form 20-F for the year ended December 31, 2021, with the Securities and Exchange Commission on May 27, 2022, the Company performed an evaluation of its accounting in connection with the employment agreement entered into between Mycotopia Therapies, Inc. (“Mycotopia”), a majority owned subsidiary of the Company, and Ben Kaplan, the Company’s CEO. Management determined that the Original Form 20-F does not give effect to $288,000 cash compensation and the issuance of a warrant (the “Warrant”) to purchase shares for 5% of the fully diluted common stock outstanding of Mycotopia. The cash compensation and Warrant was granted to the Chief Executive Officer of the Company pursuant to his consulting agreement (the “Consulting Agreement”) with Mycotopia entered into on November 17, 2021. The Company recorded an additional stock-based compensation expense of $2,029,861 in relation to the Warrant. Management concluded on May 12, 2023 that it has identified errors in its calculation of compensation in relation to the Consulting Agreement. Accordingly, the Company restates its consolidated financial statements in this Form 20-F/A as outlined further below and in Note 4 – Related Party Transactions. Upon review of the Company’s previously filed 20-F, the following errors were discovered and recorded:

●	Reclass of $99,338 from property and equipment to other asset, reduce accumulated depreciation and depreciation expense by $39,680 associated with the reclass.
●	Record a reduction in accounts payable and accrued expenses of $51,727, inclusive of reclass mentioned below
●	Record $288,000 of cash compensation for Ben Kaplan cash compensation as accrued expenses – related party
●	Reclass $50,000 from accounts payable and accrued expenses to accrued expense – related party of $50,000 for Ben Kaplan cash compensation accrued at December 31, 2020
●	Record $55,000 of convertible notes payable
●	Record $55,000 of common stock in relation to warrants and conversion feature for convertible notes payable entered into.
●	Reclass $861,414 from non-controlling interest to accumulated deficit
●	Record stock based compensation of $2,149,906, inclusive of $2,029,861 related to the Warrant expense
●	Record amortization expense of $423,280 in relation to debt discount

EHAVE, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

The following table sets forth the effects of the adjustments on affected items within the Company’s previously reported consolidated balance sheets for the year ended December 31, 2021:

	As Reported	Adjustment	As Corrected
Property and equipment	82,185	(79,688)	2,497
Other asset	-	99,338	99,338
Total assets	2,509,176	19,650	2,528,826
Accounts payable and accrued expenses	1,834,742	(51,727)	1,783,015
Accrued expenses – related party	-	338,000	338,000
Current portion of convertible notes, net of debt discount	1,067,199	111,765	1,178,964
Total current liabilities	2,901,941	398,038	3,299,979
Total liabilities	3,032,088	398,038	3,430,126
Common stock	24,631,466	2,409,770	27,041,236
Accumulated deficit	(26,316,815)	(3,649,572)	(29,966,387)
Total Ehave, Inc. stockholders’ deficit	1,587,037	(1,239,802)	347,235
Non-controlling interest	(2,109,949)	861,414	(1,248,535)
Total stockholders’ deficit	(522,912)	(378,388)	(901,300)
Total liabilities and stockholders’ deficit	2,509,176	19,650	2,528,826

The following table sets forth the effects of the adjustments on affected items within the Company’s previously reported consolidated statements of operations and other comprehensive loss for the year ended December 31, 2021:

	As Reported	Adjustment	As Corrected
General and administrative	6,681,261	2,407,580	9,088,841
Total operating expenses	6,681,261	2,407,580	9,088,841
Operating loss	(6,681,261)	(2,407,580)	(9,088,841)
Interest expense	(70,953)	(4,220)	(75,173)
Amortization expense	(1,941,054)	(423,280)	(2,364,334)
Net loss from continuing operations	(8,693,748)	(2,788,158)	(11,481,906)
Net loss	(8,693,748)	(2,788,158)	(11,481,906)
Loss attributable to the noncontrolling interest	2,106,495	(861,414)	1,245,081
Net loss attributable to Ehave, Inc. stockholders	(6,587,253)	(3,649,573)	(10,236,825)
Comprehensive loss	(8,706,935)	(2,788,158)	(11,495,093)
Basic and diluted net loss per share attributable to Ehave, Inc. stockholders	(0.05)	(0.02)	(0.07)

Additionally, please refer to Note – Related Party Transactions, where the Company has included additional disclosure related to the CEO’s consulting agreement with Mycotopia.

Basis of Presentation and principles of consolidation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The Company’s functional currency is the U.S. Dollar. The Company’s fiscal year-end is December 31. The consolidated financial statements include the amounts of the Company and its subsidiary, Mycotopia Therapies, Inc. (“Mycotopia”) of which the Company has a 75.77% controlling ownership interest. All inter-company accounts and transaction have been eliminated in consolidation. Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current period presentation.

EHAVE, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Foreign Currency Translation

The functional currency of the Company’s foreign operations is generally the local currency of the country in which the operation is located. All assets and liabilities are translated into U.S. dollars using exchange rates in effect at the balance sheet date. Expenses are translated using average exchange rates during the period. The result from currency translation is reflected in stockholders’ deficit as a component of accumulated other comprehensive income.

Foreign Currency Risk

The Company is exposed to fluctuations in the exchange rate between the United States dollar and the Canadian dollar. The Company’s continued financing activities are primarily in United States dollars while the Company’s expenditures are in Canadian dollars. Should the exchange rate between the Canadian dollar and the United States dollar fluctuate, the Company may be exposed to resource constraints.

Cash and cash equivalents

The Company considers all highly liquid investment securities with an original maturity of three months or less to be cash equivalents. Due to the short-term maturity of such investments, the carrying amounts are a reasonable estimate of fair value. Cash and cash equivalents include cash on-hand and highly-rated U.S. government backed money market fund investments.

Significant Concentrations and Risks

The Company maintains its cash in bank deposit and checking accounts that at times exceed federally insured limits of $250,000. Approximately $2.1 million is subject to credit risk at December 31, 2021. However, these cash balances are maintained at creditworthy financial institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk.

Software Products and Research and Development

Software development costs are expensed as incurred and consist primarily of design and development costs of new products, and significant enhancements to existing products incurred before the establishment of technological feasibility. Costs incurred subsequent to technological feasibility of new and enhanced products, costs incurred to purchase or to create and implement internal-use software, and software obtained through business acquisitions are capitalized. Such costs are amortized over the estimated useful lives of the related products, using the straight-line method. For the years ended December 31, 2021 and 2020, the Company recorded $101,633 and $0, respectively, as general and administrative expense for software development costs,

Stock Based Compensation

We follow ASC Topic 718, Compensation–Stock Compensation, which prescribes accounting and reporting standards for all share-based payment transactions in which employee and non-employee services are acquired. Share-based payments to employees and non-employees, including grants of stock options, are recognized as compensation expense in the financial statements based on their fair values on the grant date. That expense is recognized over the period required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

Advertising Costs

The Company expenses advertising costs as incurred. Advertising expense totaled $363,450 and $0 for the years ended December 31, 2021 and 2020, respectively.

EHAVE, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Impairment of Long-lived Assets

Management reviews long-lived assets that are held and used for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If an evaluation is required, the estimated future undiscounted cash flows associated with the asset are compared with the asset’s carrying amount to determine if there has been an impairment, which is calculated as the difference between the fair value of an asset and its carrying value. Estimates of future undiscounted cash flows are based on expected growth rates for the business, anticipated future economic conditions and estimates of residual values. Fair values take into consideration management’s estimates of risk-adjusted discount rates, which are believed to be consistent with assumptions that marketplace participants would use in their estimates of fair value. During the year ended December 31, 2021, the Company recorded an impairment on fixed assets in the amount of $100,000. There were no impairments of property and equipment or intangible assets recognized during the years ended December 31, 2020.

Property and Equipment

Property and equipment is recorded at cost, less accumulated depreciation. Depreciation of property and equipment is determined using the straight-line method of the estimated useful lives of the related assets. Expenditures for repairs and maintenance are charged to expense as incurred, and expenditures for betterments and major improvements are capitalized and depreciated over the remaining useful lives of the assets. During the year ended December 31, 2021, the Company recorded an impairment on fixed assets in the amount of $100,000.

The assets’ estimated lives used in computing depreciation for property, plant and equipment are as follows:

Medical equipment	5 years

As of December 31, 2021 and 2020, property and equipment consisted of the following:

	December 31,
	2021	2020
Medical equipment	$2,746	$-
Total	2,746	-
Less, accumulated depreciation	(249)	-
Equipment, net	$2,497	$-

During the years ending December 31, 2021 and 2020, the Company recorded depreciation expense of $249 and $0, respectively.

Leases

The Company reviews all arrangements for potential leases in accordance with ASC 842, and at inception, determines whether a lease is an operating or finance lease. Lease assets and liabilities, which generally represent the present value of future minimum lease payments over the term of the lease, are recognized as of the commencement date. Leases with an initial lease term of twelve months or less are classified as short-term leases and are not recognized in the balance sheets unless the lease contains a purchase option that is reasonably certain to be exercised. The Company reimburses its CEO, Ben Kaplan, for leased office space in the amount of $4,000 per month. For the year ending December 31, 2021 and 2020, rent expense was $48,000 and $0. Other than the Company’s reimbursement of its CEO for rent on a month-to-month basis, the Company has not entered into any lease agreements.

EHAVE, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Income Taxes

Income tax expense is based on income before income taxes and is accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded when it is more likely than not that a deferred tax asset will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Considerable judgment is required in assessing and estimating these amounts and the difference between the actual outcome of these future tax consequences and the estimates made could have a material impact on the operating results. To the extent that new information becomes available which causes the Company to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact income tax expense in the period in which such determination is made. The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

Net Loss per Common Share, basic

The Company has adopted Accounting Standards Codification (“ASC”) subtopic 260-10, Earnings Per Share (“ASC 260-10”) specifying the computation, presentation and disclosure requirements of earnings per share (EPS) information. Basic earnings (loss) per share includes no dilution and is computed by dividing net income or loss by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share reflects the potential dilution of securities that could share in the earnings or losses of the entity. For the year ended December 31, 2021, the Company had outstanding warrants to purchase 29,320,478 common shares and 148,428,343 common shares issuable upon the conversion of debt excluded from weighted average diluted common shares because their inclusion would have been antidilutive. For the year ended December 31, 2020, the Company had outstanding warrants to purchase 28,693,368 common shares and 216,630,546 common shares issuable upon the conversion of debt excluded from weighted average diluted common shares because their inclusion would have been antidilutive.

Recent Accounting Pronouncements

During the periods ended December 31, 2021 and 2020 there were several new accounting pronouncements issued by the Financial Accounting Standards Board (FASB). Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s financial statements.